Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2020	2019
Cash paid for interest	$5,366	$10,239

Significant non-cash financing and investing activities:
Exchange of Seller's 1.5 Lien Notes for HYMC common stock	160,254	—
Exchange of Seller's 1.25 Lien Notes for Subordinated Notes	80,000	—
Exchange of Seller's 1.25 Lien Notes for HYMC common stock	48,459	—
Write-off of Seller's debt issuance costs	8,202	—
Plant, equipment, and mine development additions included in accounts payable	1,229	2,458
Accrual of deferred financing and equity issuance costs	94	1,025
In addition to the supplemental cash flow information shown above, Note 3 - Recapitalization Transaction and Note 9 - Debt, Net provide additional details on non-cash transactions that were part of the Recapitalization Transaction, as well as information on non-cash interest charges.